Redeemable Noncontrolling Interest (Summary of Changes in Redeemable Noncontrolling Interest) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 15,589	¥ 14,869
Comprehensive income
Net income	632	718
Other comprehensive income (loss) foreign currency translation adjustment, net of applicable taxes	0	2
Balance at end of year	¥ 16,221	¥ 15,589